Consolidated Statement of Cash Flow (Tables)	12 Months Ended
Dec. 31, 2023
CONSOLIDATED STATEMENT OF CASH FLOWS.
Schedule of Non-cash Transactions Related to the Consolidated Statement of Cash Flow

Amounts in US$‘000	2023	2022	2021
Increase (Decrease) in asset retirement obligation	7,374	(4,942)	(651)
Increase (Decrease) in provisions for other long-term liabilities	2,370	(2,616)	(443)
Purchase of property, plant and equipment	(7,864)	7,864	—
Additions / changes in estimates of right-of-use assets	137	22,462	5,288

Schedule of Changes in Working Capital Shown in the Consolidated Statement of Cash Flow

Changes in working capital shown in the Consolidated Statement of Cash Flows are disclosed as follows:

Amounts in US$‘000	2023	2022	2021
(Increase) Decrease in Inventories	(1,330)	(6,694)	1,241
Decrease (Increase) in Trade receivables	6,820	(1,425)	(23,290)
Increase in Prepayments and other receivables and Other assets (a)	(33,328)	(30,929)	(13,817)
Increase (Decrease) in Trade and other payables	1,413	(999)	26,515
	(26,425)	(40,047)	(9,351)
(a)	Includes withholding taxes from clients for US$ 27,558,000, US$ 27,256,000 and US$ 16,361,000, in 2023, 2022 and 2021, respectively.

Schedule of reconciliation of liabilities arising from cash flow activities

The following chart shows the movements in the borrowings and lease liabilities for each of the periods presented:

		Lease
Amounts in US$‘000	Borrowings	Liabilities	Total
As of January 1, 2021	784,586	22,347	806,933
Proceeds from borrowings	172,174	—	172,174
Debt issuance costs paid	(2,019)	—	(2,019)
Addition to lease liabilities	—	5,288	5,288
Accrual of borrowing's interests	44,323	—	44,323
Exchange difference	(581)	(365)	(946)
Foreign currency translation	(265)	(461)	(726)
Unwinding of discount	—	1,453	1,453
Principal paid	(274,934)	—	(274,934)
Interest paid	(42,592)	—	(42,592)
Borrowings cancellation costs	6,308	—	6,308
Borrowings cancellation and other costs paid	(12,908)	—	(12,908)
Lease payments	—	(7,518)	(7,518)
As of December 31, 2021	674,092	20,744	694,836
Addition to lease liabilities	—	22,462	22,462
Accrual of borrowing's interests	36,360	—	36,360
Exchange difference	—	(6,426)	(6,426)
Foreign currency translation	203	284	487
Unwinding of discount	—	2,838	2,838
Principal paid	(172,522)	—	(172,522)
Interest paid	(36,514)	—	(36,514)
Borrowings cancellation costs	5,141	—	5,141
Borrowings cancellation and other costs paid	(9,118)	—	(9,118)
Lease payments	—	(7,851)	(7,851)
As of December 31, 2022	497,642	32,051	529,693
Addition to lease liabilities	—	137	137
Accrual of borrowing's interests	30,839	—	30,839
Exchange difference	—	7,061	7,061
Liabilities associated with assets held for sale (Note 36.1)	—	(26)	(26)
Foreign currency translation	—	174	174
Unwinding of discount	—	3,168	3,168
Interest paid	(27,500)	—	(27,500)
Lease payments	—	(10,267)	(10,267)
As of December 31, 2023	500,981	32,298	533,279